Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Valuation Assumptions for Derivative Liabilities

As of March 31, 2016 and September 30, 2016, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	September 30, 2016	March 31, 2016
Exercise Price	$2.00 - 4.25	$3.00 - 4.50
Stock Price	$1.08	$0.70
Risk-free interest rate	0.59 - 0.98%	0.19 - 1.04%
Expected volatility	127.45%	105.06 - 124.77%
Expected life (in years)	1.0 - 3.7 years	0.1 - 4.2 years
Expected dividend yield	0	0

Fair Value:	$663,810	$401,127

At the applicable dates of issuance and as of March 31, 2015 and March 31, 2016, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

	Date of Modification September 24, 2014	March 31, 2015	Upon Issuance May 11, 2015	March 31, 2016
Exercise Price	$4.00 – 4.50	$3.40 - 4.50	$3.50 - 4.50	$3.00 – 4.50
Stock Price	$4.20	$3.80	$2.90	$0.70
Risk-free interest rate	1.78 - 2.0%	0.41 - 1.25%	0.17 - 1.59%	0.19 – 1.04%
Expected volatility	84.45%	76.26%	76.26 - 107.5%	105.06 - 124.77%
Expected life (in years)	0.01 – 5.0 years	2.50 - 4.5 years	0.75 – 5.0 years	0.1 – 4.2 years
Expected dividend yield	0.00	0.00	0.00	0.00

Fair Value:	$961,767	$1,406,596	$1,694,651	$401,127